Note 13 - Condensed Consolidating Financial Statements (Tables)	3 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Condensed Balance Sheet [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$93	$24,151	$2,297	$-	$26,541
Trade accounts receivable, net	-	46,434	5,785	(14)	52,205
Receivables from affiliates	126	9,050	-	(9,176)	-
Deferred tax assets	-	2	2	-	4
Prepaid expenses and other	-	2,021	46	-	2,067
Total current assets	219	81,658	8,130	(9,190)	80,817
Property and equipment:
Property and equipment, at cost	-	27,994	94	-	28,088
Less: Accumulated depreciation	-	4,184	52	-	4,236
Total property and equipment, net	-	23,810	42	-	23,852
Intangible assets, net	-	27,843	1,639	-	29,482
Goodwill	-	53,915	1,493	-	55,408
Investment in subsidiaries	43,793	-	-	(43,793)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,184	-	-	-	2,184
Other assets	-	36	11	-	47
Total assets	$46,196	$191,165	$11,315	$(56,886)	$191,790

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$127	$589	$846	$-	$1,562
Accounts payable - affiliates	-	167	9,056	(9,190)	33
Accrued payroll and other	-	15,058	178	-	15,236
Income taxes payable	-	608	5	-	613
Total current liabilities	127	16,422	10,085	(9,190)	17,444
Long-term debt	-	130,200	-	-	130,200
Notes payable - affiliates	-	-	3,186	(3,186)	-
Deferred tax liabilities	-	-	348	-	348
Asset retirement obligations	-	33	-	-	33
Total liabilities	127	146,655	13,619	(12,376)	148,025

Commitments and contingencies - Note 10

Owners' equity:
Total partners' capital	46,069	43,511	(2,304)	(44,495)	42,781
Non-controlling interests	-	999	-	(15)	984
Total owners' equity	46,069	44,510	(2,304)	(44,510)	43,765
Total liabilities and owners' equity	$46,196	$191,165	$11,315	$(56,886)	$191,790
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$982	$16,598	$3,177	$-	$20,757
Trade accounts receivable, net	-	49,569	4,514	(8)	54,075
Receivables from affiliates	22	8,809	-	(8,831)	-
Deferred tax assets	-	15	53	-	68
Prepaid expenses and other	-	2,339	101	-	2,440
Total current assets	1,004	77,330	7,845	(8,839)	77,340
Property and equipment:
Property and equipment, at cost	-	27,769	109	-	27,878
Less: Accumulated depreciation	-	3,485	53	-	3,538
Total property and equipment, net	-	24,284	56	-	24,340
Intangible assets, net	-	28,414	1,831	-	30,245
Goodwill	-	53,915	1,630	-	55,545
Investment in subsidiaries	98,965	-	-	(98,965)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,318	-	-	-	2,318
Other assets	-	35	19	-	54
Total assets	$102,287	$187,881	$11,381	$(111,707)	$189,842

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$34	$2,161	$266	$-	$2,461
Accounts payable - affiliates	-	586	8,839	(8,839)	586
Accrued payroll and other	6	7,605	139	-	7,750
Income taxes payable	-	507	39	-	546
Total current liabilities	40	10,859	9,283	(8,839)	11,343
Long-term debt	-	77,600	-	-	77,600
Notes payable - affiliates	-	-	3,479	(3,479)	-
Deferred tax liabilities	-	-	438	-	438
Asset retirement obligations	-	33	-	-	33
Total liabilities	40	88,492	13,200	(12,318)	89,414

Commitments and contingencies - Note 10

Owners' equity:
Total partners' capital	75,764	98,380	(1,819)	(98,470)	73,855
Non-controlling interests	26,483	1,009	-	(919)	26,573
Total owners' equity	102,247	99,389	(1,819)	(99,389)	100,428
Total liabilities and owners' equity	$102,287	$187,881	$11,381	$(111,707)	$189,842

Condensed Income Statement [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$84,746	$10,567	$(1,247)	$94,066
Costs of services	-	74,938	9,826	(1,247)	83,517
Gross margin	-	9,808	741	-	10,549

Operating costs and expense:
General and administrative	104	4,690	468	-	5,262
Depreciation, amortization and accretion	-	1,213	45	-	1,258
Operating income	(104)	3,905	228	-	4,029

Other income (expense):
Equity earnings in subsidiaries	3,091	-	-	(3,091)	-
Interest expense, net	(258)	(674)	(75)	-	(1,007)
Other, net	-	6	2	-	8
Net income before income tax expense	2,729	3,237	155	(3,091)	3,030
Income tax expense	-	157	47	-	204
Net income	2,729	3,030	108	(3,091)	2,826

Net income attributable to non-controlling interests	143	(11)	-	35	167
Net income attributable to controlling interests	$2,586	$3,091	$108	$(3,126)	$2,659
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$88,756	$8,845	$(78)	$97,523
Costs of services	-	78,103	8,078	(78)	86,103
Gross margin	-	10,653	767	-	11,420

Operating costs and expense:
General and administrative	-	4,565	389	-	4,954
Depreciation, amortization and accretion	-	1,508	53	-	1,561
Operating income	-	4,580	325	-	4,905

Other income (expense):
Equity earnings in subsidiaries	3,898	-	-	(3,898)	-
Interest expense, net	(179)	(576)	(30)	-	(785)
Offering costs	(446)	-	-	-	(446)
Other, net	-	(12)	-	-	(12)
Net income before income tax expense	3,273	3,992	295	(3,898)	3,662
Income tax expense	-	71	74	-	145
Net income	3,273	3,921	221	(3,898)	3,517

Net income attributable to non-controlling interests	640	23	-	110	773
Net income attributable to controlling interests	$2,633	$3,898	$221	$(4,008)	$2,744

Condensed Statement of Comprehensive Income [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$2,729	$3,080	$108	$(3,091)	$2,826
Other comprehensive (loss):
Foreign currency translation	-	-	(593)	(292)	(885)

Comprehensive income (loss)	$2,729	$3,080	$(485)	$(3,383)	$1,941

Comprehensive income (loss) attributable to non-controlling interests	143	(11)	-	(422)	(290)
Comprehensive income (loss) attributable to controlling interests	$2,586	$3,091	$(485)	$(2,961)	$2,231
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$3,273	$3,921	$221	$(3,898)	3,517
Other comprehensive (loss):
Foreign currency translation	-	-	(315)	(144)	(459)

Comprehensive income (loss)	$3,273	$3,921	$(94)	$(4,042)	$3,058

Comprehensive income (loss) attributable to non-controlling interests	640	23	-	33	696
Comprehensive income (loss) attributable to controlling interests	$2,633	$3,898	$(94)	$(4,075)	$2,362

Condensed Cash Flow Statement [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$2,729	$3,080	$108	$(3,091)	$2,826
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	1,268	46	-	1,314
(Gain) Loss on asset disposal	-	-	3	-	3
Interest expense from debt issuance cost amortization	134	-	-	-	134
Amortization of equity-based compensation	211	-	-	-	211
Equity earnings in investee company	-	(2)	-	-	(2)
Equity earnings in subsidiaries	(3,091)	-	-	3,091	-
Deferred tax benefit, net	-	13	(13)	-	-
Changes in assets and liabilities:
Trade accounts receivable	-	3,246	(1,271)	(105)	1,870
Receivables from affiliates	(105)	-	-	105	-
Prepaid expenses and other	-	320	63	-	383
Accounts payable and accrued payroll and other	87	5,817	835	-	6,739
Income taxes payable	-	101	(34)	-	67
Net cash provided by (used in) operating activities	(35)	13,843	(263)	-	13,545

Investing activities:
Acquisition of 49.9% interest in the TIR Entities	-	(52,588)	-	-	(52,588)
Purchase of property and equipment	-	(929)	(1)	-	(930)
Net cash used in investing activities	-	(53,517)	(1)	-	(53,518)

Financing activities:
Advances on long-term debt	-	52,600	-	-	52,600
Distributions from subsidiaries	3,952	(3,952)	-	-	-
Distributions to limited partners	(4,806)	-	-	-	(4,806)
Distributions to non-controlling members of the TIR Entities	-	(1,421)	-	-	(1,421)
Net cash provided by (used in) financing activities	(854)	47,227	-	-	46,373

Effects of exchange rates on cash	-	-	(616)	-	(616)

Net increase (decrease) in cash and cash equivalents	(889)	7,553	(880)	-	5,784
Cash and cash equivalents, beginning of period	982	16,598	3,177	-	20,757
Cash and cash equivalents, end of period	$93	$24,151	$2,297	$-	$26,541

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$51	$-	$-	$51
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$3,273	$3,921	$221	$(3,898)	$3,517
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation, amortization and accretion	-	1,557	53	-	1,610
Interest expense from debt issuance cost amortization	189	-	-	-	189
Amortization of equity-based compensation	294	-	-	-	294
Equity earnings in investee company	-	14	-	-	14
Equity earnings in subsidiaries	(3,898)	-	-	3,898	-
Deferred tax benefit, net	-	(74)	36	-	(38)
Changes in assets and liabilities:
Trade accounts receivable	-	6,313	834	-	7,147
Receivables from affiliates	(1,202)	1,202	-	-	-
Prepaid expenses and other	273	(45)	4	-	232
Accounts payable and accrued payroll and other	1,136	2,916	1,967	-	6,019
Income taxes payable	-	(14,907)	(1,023)	-	(15,930)
Net cash provided by operating activities	65	897	2,092	-	3,054

Investing activities:
Purchase of property and equipment	-	(315)	(4)	-	(319)
Net cash used in investing activities	-	(315)	(4)	-	(319)

Financing activities:
Proceeds from initial public offering	80,213	-	-	-	80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)	-	-	-	(80,213)
Payment of deferred offering costs	(314)	-	-	-	(314)
Repayment of long-term debt	-	(5,000)	-	-	(5,000)
Payments on behalf of affiliates	(65)	-	-	-	(65)
Net advances from members	314	-	-	-	314
Net cash (used in) financing activities	(65)	(5,000)	-	-	(5,065)

Effects of exchange rates on cash	-	-	(328)	-	(328)

Net increase (decrease) in cash and cash equivalents	-	(4,418)	1,760	-	(2,658)
Cash and cash equivalents, beginning of period	-	24,606	2,084	-	26,690
Cash and cash equivalents, end of period	$-	$20,188	$3,844	$-	$24,032

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$75	$-	$-	$75